Trade and other payables	12 Months Ended
Jun. 30, 2021
Trade and other payables
Trade and other payables
24	Trade and other payables

	2021	2020
	£’000	£’000
Trade payables	143,400	155,983
Other payables	22,297	8,526
Accrued expenses	61,990	70,638
Social security and other taxes	32,491	32,268
	260,178	267,415
Less: non-current portion
Trade payables	66,778	50,065
Other payables	739	1,257
Non-current trade and other payables	67,517	51,322
Current trade and other payables	192,661	216,093

(i)	Accounting policy

Trade and other payables are liabilities for goods and services provided to the Group prior to the end of the financial year which are unpaid. They are recognized initially at their fair value and subsequently measured at amortized cost using the effective interest method. They are classified as current liabilities if payment is due within one year or less. If not they are presented as non-current liabilities.

24Trade and other payables (continued)

(ii)	Amounts included in trade payables

Trade payables include transfer fees and other associated costs in relation to the acquisition of registrations of £136,309,000 (2020: £149,134,000) of which £66,778,000 (2020: £50,065,000) is due after more than one year. Of the amount due after more than one year, £40,228,000 (2020: £26,396,000) is expected to be paid between 1 and 2 years, and the balance of £26,550,000 (2020: £23,669,000) is expected to be paid between 2 and 5 years.

(iii)	Amounts included in accrued expenses

Accrued expenses include £616,000 (2020: £1,259,000) related to share-based payment transactions expected to be cash-settled.

(iv)	Fair value of trade payables

The fair value of trade payables as at 30 June 2021 was £145,775,000 (2020: £158,464,000) before discounting of cash flows. The fair value of other payables is not materially different to their carrying amount.

(v)	Government assistance

The UK government has made available a range of business support measures during COVID-19. The Group has benefited directly from government assistance in the form of payment deferrals for VAT. The quarterly VAT payments for the periods ended 29 February 2020 and 31 May 2020, originally due 31 March 2020 and 30 June 2020 respectively, were deferred, with the payment due being spread over monthly instalments from March 2021 to January 2022. The amount deferred as at 30 June 2021 is £9,965,000.